Note 19 - Sale of Assets Held for Sale: MH 02 & its Subsidiaries (Details Textual) $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	May 07, 2025 USD ($) shares	May 07, 2025 EUR (€) shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	May 07, 2025 EUR (€)
Stock Issued During Period, Value, New Issues			$ 60		$ 60
Majority Buyer [Member]
Share Purchase Agreement, Percentage of Ownership After Agreement	75.50%	75.50%
Minority Buyer [Member]
Share Purchase Agreement, Percentage of Ownership After Agreement	24.50%	24.50%
MH02 Note [Member]
Long-Term Debt, Gross	$ 17,400					€ 15,400,000
Aeg Mh 02 Limited [Member]
Debt, Current	$ 17,600
Sale of Assets, Minimum Price | €		€ 150,000
Gain (Loss) on Disposition of Business				$ 11,900
Extinguishment of Debt, Amount				$ 18,300
Aeg Mh 02 Limited [Member] | Minority Buyer [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	53,300	53,300
Stock Issued During Period, Value, New Issues	$ 400